Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Income/ (loss) from continuing operations	$ 17,581	$ (32,527)
Income/ (loss) from discontinued operations	1,270,788	(61,041)
Net income/(loss)	1,288,369	(93,568)
Items not affecting cash and other items:
Equity compensation	8,399	1,175
Depreciation	1,067	222
Deferred tax (expense)/recovery	10,659	0
Foreign exchange gain	(13,774)	(3,433)
Share of gain/(loss) of Cauchari-Olaroz Project	(16,211)	83,276
Share of loss of Arena Minerals	677	1,359
Share of loss of Sal de la Puna Project	866	0
Gain on modification of the loans to Exar Capital		(20,354)
Gain on financial instruments measured at fair value	(22,379)	(44,570)
Other items	(8,285)	(151)
Payment of interest on the convertible notes and debt facilities	(4,528)	(6,297)
Changes in non-cash working capital items:
Increase in receivables, prepaids and deposits	(1,018)	175
Increase in accounts payable and accrued liabilities	3,009	4,356
Increase in net prepayments made for lithium carbonate	(4,353)
Cash used in operating activities by continuing operations	(28,290)	(16,769)
Cash used in operating activities by discontinued operations	(30,679)	(48,453)
Net cash used in operating activities	(58,969)	(65,222)
INVESTING ACTIVITIES
Loans to Exar Capital	(64,680)	(79,674)
Contribution to Investment in Cauchari-Olaroz project	(1,863)	(3,138)
Investment in Arena Minerals		(2,745)
Proceeds from withdrawal of/ (investments in) short-term bank deposits	155,000	(155,000)
Release of escrow deposit for Millennial acquisition		20,000
Additions to exploration and evaluation assets	(2,577)	(1,188)
Additions to property, plant and equipment	(5,291)	(169)
Cash provided/(used) in investing activities by continuing operations	77,702	(210,562)
Cash used in investing activities by discontinued operations	(116,804)	(20,320)
Net cash used in investing activities	(39,102)	(230,882)
FINANCING ACTIVITIES
Proceeds from stock option exercises	172	1,920
Deferred financing costs related to separation	(15,647)
Cash distributed upon separation	(275,499)
Repayment of the Subordinate loan facility		(24,708)
Other	338	(303)
Cash used in financing activities by continuing operations	(290,636)	(23,091)
Cash provided/(used) in financing activities by discontinued operations	302,755	(374)
Net cash provided/(used) in financing activities	12,119	(23,465)
Effect of foreign exchange on cash	13,774	3,433
CHANGE IN CASH AND CASH EQUIVALENTS	(72,178)	(316,136)
CASH AND CASH EQUIVALENTS - BEGINNING OF THE PERIOD	194,471	510,607
CASH AND CASH EQUIVALENTS - END OF THE PERIOD	122,293	194,471
Arena Minerals [Member]
INVESTING ACTIVITIES
Cash acquired as a result of acquisition	4,510
Transaction costs related to acquisition	(4,186)
Payment of acquisition date payables	$ (3,211)
Millennial Lithium [Member]
INVESTING ACTIVITIES
Cash acquired as a result of acquisition		33,531
Transaction costs related to acquisition		(5,012)
Payment of acquisition date payables		$ (17,167)